091-21261fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 SEP -7 AM 8:23
SEC / TM

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	July 31, 2016
Estimated average burden hours per response.....	3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
SEP 07 2016
Washington DC
412

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Investors Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, ...tion, etc.):
See Attachment A
3. Class of New Derivative Securities Product:
See Attachment A
4. Name of Underlying Instrument:
See Attachment A
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attachment A
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attachment A
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See Attachment A
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable

16019172

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Claudia Crowley

Title:
Chief Regulatory Officer

Telephone Number:
646-343-2041

Manual Signature of Official Responsible for Form:
Claudia Crowley

Date:
August 30, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 06 2016

SEC 2449 (6-01)

Attachment A to IEX Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
YINN	Fund	Index Fund Share	FTSE China 50 Index	Global	Broad